Operating segments	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating segments
Note 4. Operating segments
Identification of reportable operating segments
The consolidated entity’s operating segment is based on the internal reports that are reviewed and used by the Board of Directors (being the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.
The information reported to the CODM, on at least a quarterly basis, is the consolidated results as shown in the statement of profit or loss and other comprehensive income and statement of financial position.